Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions - Key Management Personnel Compensation [Abstract]
Disclosure of key management personnel compensation	The key management personnel compensation of the Group was as follows for the years ended December 31:

	2022 $000s	2021 $000s	2020 $000s
As of December 31
Short-term employee benefits	4,369	4,666	4,833
Share-based payment expense	2,741	4,045	5,822
Total	7,109	8,711	10,656

Disclosure of directors’ and senior managers’ shareholdings and share incentive awards
The Directors and senior managers hold beneficial interests in shares in the following businesses and sourcing companies as at December 31, 2022:

	Business Name (Share Class)	Number of shares held as of December 31, 2022	Number of options held as of December 31, 2022	Number of RSUs held as of December 31, 2022	Ownership Interest¹
Directors:
Ms Daphne Zohar²	Gelesis (Common)	465,121	3,303,306	1,349,697	4.45%
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.09%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
	Gelesis (Common)	139,625	—	50,639	0.12%
Dr John LaMattina[3]	Akili (Common)	56,554	—	—	0.07%
	Gelesis (Common)[3]	395,035	37,129	—	0.38%
	Vedanta Biosciences (Common)	25,000	—	—	0.17%
Senior Managers:
Dr Bharatt Chowrira	Karuna (Common)	5,000	—	—	0.01%
Dr Joseph Bolen	Vor (Common)	—	9,191	—	0.01%
1    Ownership interests as of December 31, 2022 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Common shares, RSUs and options held by Yishai Zohar, who is the husband of Ms. Zohar. Ms. Zohar does not have any direct interest in the share capital of Gelesis. Ms. Zohar recuses herself from any and all material decisions with regard to Gelesis.
3    Dr John and Ms Mary LaMattina hold 345,035 shares of common shares in Gelesis. Individually, Dr LaMattina holds 50,000 shares of Gelesis and convertible notes issued by Appeering in the aggregate principal amount o $50,000.